Significant Events in the Reporting Period - Additional Information (Detail) € in Thousands, $ in Millions	Jan. 29, 2024 USD ($)	Mar. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Mar. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Significant Events In The Reporting Period LineItems
Balance of equity | €		€ 238,179	€ 145,697	€ (167,201)	€ (263,348)
Third Party Investors [Member]
Significant Events In The Reporting Period LineItems
Commitment from investors | $	$ 150
Ownership percentage	42.00%